Summary of Significant Accounting Policies - Summary of Subsidiaries Included in Consolidated Financial Statements (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
TLC Biopharmaceuticals, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor		Taiwan Liposome Company, Ltd.
Name of Subsidiary		TLC Biopharmaceuticals, Inc.
Main Business Activities		Research on new anti-cancer drugs and biotechnology services
Ownership (%)		100.00%	100.00%
TLC Biopharmaceuticals B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor		Taiwan Liposome Company, Ltd.
Name of Subsidiary		TLC Biopharmaceuticals B.V.
Main Business Activities		Technical authorization and product development
Ownership (%)		100.00%	100.00%
TLC Biopharmaceuticals, (H.K.) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor		Taiwan Liposome Company, Ltd.
Name of Subsidiary		TLC Biopharmaceuticals, (H.K.) Limited
Main Business Activities		Biotechnology services and reinvestment
Ownership (%)		100.00%	100.00%
TLC Biopharmaceuticals Pty Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor		Taiwan Liposome Company, Ltd.
Name of Subsidiary		TLC Biopharmaceuticals Pty Ltd.
Main Business Activities		Technical authorization and product development
Ownership (%)		100.00%	100.00%
TLC Biopharmaceuticals, Japan Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor		Taiwan Liposome Company, Ltd.
Name of Subsidiary		TLC Biopharmaceuticals, Japan Co., Ltd.
Main Business Activities		Technical authorization and product development
Ownership (%)		100.00%	100.00%
TLC Biopharmaceuticals, (Shanghai) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor		TLC Biopharmaceuticals, (H.K.) Limited
Name of Subsidiary		TLC Biopharmaceuticals, (Shanghai) Limited
Main Business Activities		Consulting and technical service of medication
Ownership (%)		100.00%	100.00%
TLC Holding Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor		Taiwan Liposome Company, Ltd.
Name of Subsidiary		TLC Holding Corp.
Main Business Activities		Investment activities
Ownership (%)	100.00%	100.00%
InspirMed Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor		TLC Holding Corp.
Name of Subsidiary		InspirMed Inc.
Main Business Activities		Investment activities
Ownership (%)	100.00%	51.00%
InspirMed Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor		InspirMed Inc.
Name of Subsidiary		InspirMed Corp.
Main Business Activities		Technical authorization and product development
Ownership (%)		100.00%